Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
LEASE

NOTE 11. LEASE

The Company leased a facility under an operating lease arrangement. The lease has initial lease term of 2 years. The lease agreement expired in August 2021.

The following provides details of the Company’s lease expenses:

	Three Months Ended March 31,
	2022	2021
Operating lease expenses	$-	$1,234

Other information related to leases is presented below:

	Three Months Ended
	March 31, 2022	March 31, 2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$-	$1,234

Weighted Average Remaining Lease Term:
Operating leases	-	0.41 years

Weighted Average Discount Rate:
Operating leases	-%	4.75%

NOTE 12. LEASE

The Company leased a facility under an operating lease arrangement. The lease has initial lease term of 2 years.

Balance sheet information related to the Company’s lease is presented below:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$-	$2,827

Operating lease liabilities - current	$-	$2,827
Operating lease liability – non-current	-	-
Total operating lease liabilities	$-	$2,827

The following provides details of the Company’s lease expenses:

	Year Ended
	December 31, 2021	December 31, 2020
Operating lease expenses	$2,894	$4,635

Other information related to leases is presented below:

	Year Ended
	December 31, 2021	December 31, 2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$2,894	$4,635

Weighted Average Remaining Lease Term:
Operating leases	-	0.66 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%